Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (20,933,095)	$ (25,971,668)
Adjustments for:
Depreciation expenses	178,787	140,492
Amortization expenses	2,060	2,060
Net gain on fair value changes of financial assets and liabilities measured at fair value through profit or loss	(1,365,984)	(104,001)
Finance costs	2,202,341	1,960,321
Interest income	(393,458)	(43,797)
Compensation costs recognized of share-based payment transactions	1,457,192	955,673
Share of loss of associates accounted for using equity method	8,587	312,372
Impairment loss of associate accounted for using equity method		50,109
Net gain on fair value changes of short-term investments measured at fair value through profit or loss		(30,846)
Unrealized gain on foreign exchange, net	(125,279)	(344,266)
Changes in operating assets and liabilities
Increase in trade receivable	(12,000,000)
Decrease in other assets	1,840,032	1,368,600
Increase/(Decrease) in trade payables	(6,479,549)	6,326,120
Decrease in other payables	(159,081)	(577,153)
Cash used in operations	(35,767,447)	(15,955,984)
Interest received	114,302	43,797
Interest paid	(1,612,673)	(1,000,096)
Income tax paid	(63,500)
Net cash used in operating activities	(37,329,318)	(16,912,283)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(9,111)	(17,707)
Purchase of short-term investments		(16,537,462)
Proceeds from disposal or redemption of short-term investments		24,955
Interest income from money market fund	279,156
Net cash used in investing activities	270,045	(16,530,214)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long term borrowings		5,000,000
Repayment of the principal portion of lease liabilities	(147,457)	(149,007)
Repayment of the interest portion of lease liabilities	(7,207)
Proceeds from new share capital	5,854,531
Issuance of Pre-Funded Warrants and Tranche Warrants classified as equity instruments	11,975,100
Issuance of Tranche Warrants classified as financial liabilities	3,465,180
Payments for transaction costs attributable to the issuance of ordinary shares	(39,002)
Net cash generated from financing activities	21,101,145	4,850,993
NET DECREASE IN CASH AND CASH EQUIVALENTS	(15,958,128)	(28,591,504)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	56,902,077	90,167,967
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 40,943,949	$ 61,576,463